Document and Entity Information	Sep. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2021
Entity Registrant Name	Finch Therapeutics Group, Inc.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001733257
Entity File Number	001-40227
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	82-3433558
Entity Address, Address Line One	200 Inner Belt Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Somerville
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02143
City Area Code	617
Local Phone Number	229-6499
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security12b Title	Common Stock, $0.001 par value per share
Trading Symbol	FNCH
Security Exchange Name	NASDAQ